Convertible Debentures - Summary of Detailed Information about Convertible Debentures, Valuation Assumptions (Detail)		12 Months Ended
	Dec. 06, 2022 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares
2020 Debentures [member]
Convertible debentures [line items]
Volatility		46.00%	40.00%
Expected life in years		2.41 years	3.41 years
Risk free interest rate		4.35%	1.78%
Expected dividend yield		0.00%	0.00%
Credit spread		17.96%	16.88%
Underlying share price of the Company | $		5.99	5.54
Conversion exercise price | $ / shares		$ 2.34	$ 2.34
Exchange rate (C$:US$)		0.738	0.791
2020 IsoEnergy Debentures
Convertible debentures [line items]
Volatility		52.80%	50.00%
Expected life in years		2.6 years	3.6 years
Risk free interest rate		4.27%	1.78%
Expected dividend yield		0.00%	0.00%
Credit spread		23.85%	21.86%
Underlying share price of the Company | $		2.91	3.74
Conversion exercise price | $ / shares		$ 0.88	$ 0.88
Exchange rate (C$:US$)		0.738	0.791
2022 IsoEnergy Debentures
Convertible debentures [line items]
Volatility	52.41%	52.80%
Expected life in years	5.0 years	4.9 years
Risk free interest rate	3.35%	3.76%
Expected dividend yield	0.00%	0.00%
Credit spread	23.91%	23.85%
Underlying share price of the Company | $	3.1	2.91
Conversion exercise price | $ / shares	$ 4.33	$ 4.33
Exchange rate (C$:US$)	0.732	0.738